GOVERNMENT PARTICIPATION	12 Months Ended
Mar. 31, 2018
Government Grants [Abstract]
GOVERNMENT PARTICIPATION
GOVERNMENT PARTICIPATION
The Company has agreements with various governments whereby the latter contribute a portion of the cost, based on expenditures incurred by the Company, of certain R&D programs to develop the next generation training solutions for aviation, defence and security and healthcare to leverage digital technologies.

During fiscal 2014, the Company announced Project Innovate, an R&D program extending over five and a half years. The goal of Project Innovate was to expand the Company’s modeling and simulation technologies, develop new ones and continue to differentiate its service offering. Concurrently, the Government of Canada agreed to participate in Project Innovate through a repayable loan of up to $250 million made through the Strategic Aerospace and Defence Initiative (SADI).

During fiscal 2016, the Company amended and extended its Project New Core Markets, an R&D program, for an additional four years. The aim is to leverage the Company’s modeling, simulation and training services expertise in healthcare. The Quebec government, through Investissement Québec (IQ), agreed to participate up to $70 million in contributions related to costs incurred before the end of fiscal 2020.

During fiscal 2017, the Company announced its participation in project SimÉco 4.0, an R&D project under the SA2GE program. The aim of this project is the development of new products or processes which will further contribute to greenhouse gas emissions reductions. The government of Quebec, through the Ministry of Economy, Science and Innovation, and SA2GE have committed to contribute amounts up to 50% of eligible costs incurred by the Company to fiscal 2020.

During the second quarter of fiscal 2019, the Company announced a plan to invest in R&D innovations over the next 5 years, including Project Digital Intelligence. The aim is to develop the next generation training solutions for aviation, defence and security and healthcare to leverage digital technologies. The Government of Canada, through the Strategic Innovation Fund (SIF), and the Government of Québec, through IQ, agreed to participate in the project through interest free loans of up to $150.0 million and $47.5 million, respectively, related to eligible costs incurred from fiscal 2019 to fiscal 2023.

See Notes 1 and 12 for explanations of the royalty obligations and debt.

The following table provides aggregate information regarding net contributions recognized and amounts not yet received for the projects New Core Markets, Innovate, SimÉco 4.0 and Project Digital Intelligence:

	2019	2018
Net outstanding contribution receivable, beginning of year	$6.2	$6.3
Contributions	45.2	29.0
Payments received	(38.0)	(29.1)
Net outstanding contribution receivable, end of year	$13.4	$6.2

The aggregate contributions recognized for all programs are as follows:

	2019	2018
Contributions credited to capitalized expenditures:
Project New Core Markets	$1.8	$1.9
Project Innovate	0.4	2.8
Project SimÉco 4.0	2.5	1.8
Project Digital Intelligence	12.1	—
Contributions credited to income:
Project New Core Markets	2.6	2.2
Project Innovate	6.9	16.8
Project SimÉco 4.0	3.3	3.5
Project Digital Intelligence	15.6	—
Total contributions:
Project New Core Markets	$4.4	$4.1
Project Innovate	7.3	19.6
Project SimÉco 4.0	5.8	5.3
Project Digital Intelligence	27.7	—

There are no unfulfilled conditions or unfulfilled contingencies attached to these government contributions.